Investment Risks - River Canyon Total Return Bond Fund	Jan. 28, 2026
Market Risk
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Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, public health emergencies and pandemics, climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility.

Government Securities Risk
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Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). U.S. Government securities are subject to market risk, interest rate risk, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. Government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States and no assurance can be given that the U.S. Government will provide financial support. Therefore, U.S. Government-related organizations may not have the funds to meet their payment obligations in the future.

Asset Backed, Mortgage-Related, Mortgage-Backed Securities Risk
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Asset Backed, Mortgage-Related, Mortgage-Backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting the housing markets or markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. All of these risks are heightened for mortgage-backed securities that include “sub-prime” mortgages. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

Fixed Income Risk
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will negatively affect performance. Fixed Income Risk include Interest Rate Risk and Credit Risk.

Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk refers to changes in interest rates that will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes.

Credit Risk [Member]
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Credit Risk. Fixed income securities are subject to varying degrees of credit risk. Credit risk is often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of an investment in the Fund typically will decline. High yield securities and unrated securities of similar credit quality have a higher risk of default and are considered speculative. High yield securities also may be more volatile than higher-rated securities of similar maturity.

Derivatives Risk
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Derivatives Risk. The Fund may invest in derivatives, including futures, options, swaps, and price locks, which may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Certain derivatives such as inverse floaters have even greater risk, particularly those associated with leverage and increased volatility. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security, or other risk being hedged. In addition, given their complexity, derivatives may be difficult to value.

High Yield Risk
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High Yield Risk. High yield securities and unrated securities of similar credit quality (securities rated below investment grade,) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk
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Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. They are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Loan Risk
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Loan Risk. The Fund may invest in loans that are rated below investment grade or the unrated equivalent. Like other high yield corporate debt instruments, such loans are subject to increased risk of default in the payment of principal and interest as well as other risks described under “Interest Rate Risk,” “Credit Risk,” and “High Yield Risk”. If the Fund invests in leveraged loans, it may take the Fund longer than seven days to settle the leveraged loan transaction.

Leveraging Risk
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Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, or if the Fund uses derivatives or other investments that have a leveraging effect, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses. The Fund also may have to sell assets at inopportune times to satisfy its obligations.

Prepayment and Call Risk
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Prepayment and Call Risk. When mortgages and other fixed income obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Extension Risk
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Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the Fund may exhibit additional volatility.

Management Risk
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Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and individual securities may not perform as anticipated.

Liquidity Risk
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Liquidity Risk. Some of the fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. As a result, some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The inability of the Fund to sell a restricted or illiquid security at a favorable time or price may decrease the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Fund is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss.

Real Estate Risk
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Real Estate Risk. Real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

Valuation Risk
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Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Strategy Risk
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Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector, and yield curve exposure and credit and spread volatility. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss.

Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.